Commitments and Contingencies (Schedule of Minimum Rental Commitments under Operating Leases) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	€ 21,430
2014	17,548
2015	12,356
2016	8,539
2017	5,424
Years thereafter	7,229
Total	€ 72,526